Fresh Start Accounting - Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 32,494	$ 45,123
Accounts receivable, net	50,418	46,837
Inventories, net	6,847	6,885
Prepaid expenses	4,319	4,398
Derivative instruments	10,001	19,058
Total current assets	104,079	122,301
Property and equipment, net	56,136	57,378
Oil and natural gas properties, using the full cost method:
Proved	608,789	604,065
Unevaluated (excluded from the amortization base)	586,672	585,574
Accumulated depreciation, depletion, amortization and impairment	(3,034)
Total oil and natural gas properties	1,192,427	1,189,639
Derivative instruments	9,544	14,295
Other assets	5,988	8,499
Total assets	1,368,174	1,392,112
Current liabilities:
Accounts payable and accrued liabilities	60,262	61,676
Accrued payroll and benefits payable	7,358	9,552
Accrued interest payable	0
Revenue distribution payable	12,535	11,025
Long-term debt and capital leases, classified as current	4,588	4,632
Total current liabilities	84,743	86,885
Long-term debt and capital leases, less current maturities	288,991	291,429
Deferred compensation	529	519
Asset retirement obligations	64,531	64,216
Liabilities subject to compromise	0
Commitments and contingencies
Stockholders' equity (deficit):
Common stock		450
Additional paid in capital	948,613	948,613
(Accumulated deficit) retained earnings	(19,683)
Total stockholders' equity (deficit)	929,380	949,063
Total liabilities and stockholders' equity (deficit)	$ 1,368,174	1,392,112
Reorganization Adjustments
Current assets:
Cash and cash equivalents		(135,333)
Prepaid expenses		(535)
Total current assets		(135,868)
Oil and natural gas properties, using the full cost method:
Other assets		2,410
Total assets		(133,458)
Current liabilities:
Accounts payable and accrued liabilities		(2,737)
Accrued payroll and benefits payable		2,186
Accrued interest payable		(2,095)
Revenue distribution payable		3,050
Long-term debt and capital leases, classified as current		(464,182)
Total current liabilities		(463,778)
Long-term debt and capital leases, less current maturities		291,429
Deferred compensation		519
Liabilities subject to compromise		1,281,096
Commitments and contingencies
Stockholders' equity (deficit):
Common stock		450
Additional paid in capital		948,613
(Accumulated deficit) retained earnings		795,844
Total stockholders' equity (deficit)		1,319,468
Total liabilities and stockholders' equity (deficit)		(133,458)
Fresh Start Adjustments
Current assets:
Property and equipment, net		18,987
Oil and natural gas properties, using the full cost method:
Proved		(3,751,511)
Unevaluated (excluded from the amortization base)		559,535
Accumulated depreciation, depletion, amortization and impairment		3,811,326
Total oil and natural gas properties		619,350
Other assets		590
Total assets		638,927
Current liabilities:
Asset retirement obligations		(2,757)
Commitments and contingencies
Stockholders' equity (deficit):
(Accumulated deficit) retained earnings		641,684
Total stockholders' equity (deficit)		641,684
Total liabilities and stockholders' equity (deficit)		638,927
Predecessor
Current assets:
Cash and cash equivalents		180,456
Cash and cash equivalents		45,123	$ 186,480	$ 187,473	$ 17,065	$ 31,492	$ 48,595
Accounts receivable, net		46,837	46,226		79,000
Inventories, net		6,885	7,351		12,329
Prepaid expenses		4,933	3,886		3,700
Derivative instruments		19,058	0		143,737
Total current assets		258,169	243,943		255,831
Property and equipment, net		38,391	41,347		48,962
Oil and natural gas properties, using the full cost method:
Proved		4,355,576	4,323,964		4,128,193
Unevaluated (excluded from the amortization base)		26,039	20,353		66,905
Accumulated depreciation, depletion, amortization and impairment		(3,811,326)	(3,789,133)		(3,396,261)
Total oil and natural gas properties		570,289	555,184		798,837
Derivative instruments		14,295	0		19,501
Other assets		5,499	5,513		4,268
Total assets		886,643	845,987		1,181,313
Current liabilities:
Accounts payable and accrued liabilities		64,413	42,442		66,222
Accrued payroll and benefits payable		7,366	3,459		15,305
Accrued interest payable		2,095	732		23,303
Revenue distribution payable		7,975	9,426		12,391
Long-term debt and capital leases, classified as current		468,814	469,112		1,583,701
Total current liabilities		550,663	532,696		1,754,836
Long-term debt and capital leases, less current maturities			0
Deferred compensation			0		400
Asset retirement obligations		66,973	65,456		46,434
Liabilities subject to compromise		1,281,096	1,284,144
Commitments and contingencies
Stockholders' equity (deficit):
Common stock		14
Additional paid in capital		425,425	425,231		431,307
(Accumulated deficit) retained earnings		(1,437,528)	(1,467,398)		(1,051,678)
Total stockholders' equity (deficit)		(1,012,089)	(1,042,153)		(620,357)	$ 711,858	$ 497,264
Total liabilities and stockholders' equity (deficit)		886,643	$ 845,987		$ 1,181,313
Predecessor | Reorganization Adjustments
Stockholders' equity (deficit):
Common stock		(14)
Additional paid in capital		$ (425,425)